Related party transactions	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related party transactions
34. Related party transactions
Balances and transactions between the Group and its subsidiaries have been eliminated on consolidation and are not disclosed in this note. Transactions between the Group and related parties are disclosed below.
34.1 Related party transactions
With members of the Board of Directors and of the Executive Committee

TCHF	2022	2021
Short-term employee benefits	2,873	2,759
Post-employment benefits	89	30
Share-based compensation	—	814

Compensation to key management	2,962	3,603

Further details on management’s compensation are provided in the compensation report.
With other related parties
In 2022, there were no other related party transactions. In 2021, the Group entered into a financing agreement with GEM as described in note 19.
34.2 Related party balances
As of December 31, 2022, the liability of TCHF 1,280 due to GEM (December 31, 2021: TCHF 1,250) was the only material related party balance.